NOTE 3 - INCOME TAXES (Tables) (Annual Report [Member])	12 Months Ended
Dec. 31, 2013
Annual Report [Member]
Income Taxes
	December 31, 2013	December 31, 2012

Deferred tax assets:	—	—
Net Operating tax carry-forwards	$11,295	3,268
Gross deferred tax asset	11,295	3,268
Valuation allowance	(11,295)	(3,268)
Net deferred tax assets	—	—